Restructuring provision - Rollforward (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring provision
Restructuring Reserve, Beginning Balance		SFr 346	SFr 306
Restructuring expenses	SFr 157		626
Reclassifications		(346)
Utilization	23		348
Restructuring Reserve, Ending Balance	SFr 52		346
Stock compensation plan | Share awards
Restructuring provision
Vesting period	3 years
General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance		190	110
Restructuring expenses	SFr 50		380
Reclassifications		(190)
Utilization	4		139
Restructuring Reserve, Ending Balance	2		190
General and Administrative Expense [Member] | Other liabilities
Restructuring provision
Reclassifications		23
General and Administrative Expense [Member] | Right-of-use assets
Restructuring provision
Reclassifications		167
Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance		156	196
Restructuring expenses	69		169
Reclassifications		(156)
Utilization	19		209
Restructuring Reserve, Ending Balance	50		156
Compensation and benefits | Other liabilities
Restructuring provision
Reclassifications		59
Compensation and benefits | Litigation provision
Restructuring provision
Reclassifications		97
Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	27		56
Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	11		21
Unsettled pension obligation classified as pension liabilities
Restructuring provision
Restructuring expenses	38		74
Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	75		388
General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	6		219
Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	6		87
Bank
Restructuring provision
Restructuring Reserve, Beginning Balance		342	301
Restructuring expenses	122		528
Reclassifications		(342)
Utilization	23		332
Restructuring Reserve, Ending Balance	49		342
Bank | General and Administrative Expense [Member]
Restructuring provision
Restructuring Reserve, Beginning Balance		190	110
Restructuring expenses	20		295
Reclassifications		(190)
Utilization	4		136
Restructuring Reserve, Ending Balance	2		190
Bank | General and Administrative Expense [Member] | Other liabilities
Restructuring provision
Reclassifications		23
Bank | General and Administrative Expense [Member] | Right-of-use assets
Restructuring provision
Reclassifications		167
Bank | Compensation and benefits
Restructuring provision
Restructuring Reserve, Beginning Balance		152	191
Restructuring expenses	66		157
Reclassifications		(152)
Utilization	19		196
Restructuring Reserve, Ending Balance	47		152
Bank | Compensation and benefits | Other liabilities
Restructuring provision
Reclassifications		55
Bank | Compensation and benefits | Litigation provision
Restructuring provision
Reclassifications		SFr 97
Bank | Unsettled share-based compensation obligations classified as a component of total shareholders equity
Restructuring provision
Restructuring expenses	25		55
Bank | Unsettled cash-based compensation obligations classified as compensation liabilities
Restructuring provision
Restructuring expenses	11		21
Bank | Unsettled pension obligation classified as pension liabilities
Restructuring provision
Restructuring expenses	8		0
Bank | Excluding unsettled compensation, pension obligations and accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	72		373
Bank | General and Administrative Expense, Excluding accelerated accumulated depreciation and pension obligations [Member]
Restructuring provision
Restructuring expenses	6		216
Bank | Accelerated accumulated depreciation
Restructuring provision
Restructuring expenses	SFr 6		SFr 79